LKCM Aquinas Catholic Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.6%		Shares	Value
Aerospace & Defense - 2.9%
L3Harris Technologies, Inc.		6,000	$1,832,460

Banks - 0.8%
Cullen/Frost Bankers, Inc.		4,000	507,080

Beverages - 2.3%
PepsiCo, Inc.		10,000	1,404,400

Broadline Retail - 2.8%
Amazon.com, Inc. (a)		8,000	1,756,560

Capital Markets - 3.7%
Charles Schwab Corp.		11,500	1,097,905
Intercontinental Exchange, Inc.		7,000	1,179,360
			2,277,265

Chemicals - 10.2%
Corteva, Inc.		22,500	1,521,675
DuPont de Nemours, Inc.		10,000	779,000
Ecolab, Inc.		5,000	1,369,300
Linde PLC		2,000	950,000
Sherwin-Williams Co.		5,000	1,731,300
			6,351,275

Construction Materials - 2.0%
Martin Marietta Materials, Inc.		2,000	1,260,560

Electric Utilities - 1.6%
Constellation Energy Corp.		3,100	1,020,117

Electronic Equipment, Instruments & Components - 6.1%
Teledyne Technologies, Inc. (a)		3,000	1,758,120
Trimble, Inc. (a)		25,000	2,041,250
			3,799,370

Health Care Equipment & Supplies - 4.9%
Alcon AG		13,500	1,005,885
Stryker Corp.		5,500	2,033,185
			3,039,070

Household Durables - 1.2%
Whirlpool Corporation		9,300	730,980

Independent Power and Renewable Electricity Producers - 1.8%
Clearway Energy, Inc. - Class C		40,000	1,130,000

Interactive Media & Services - 5.5%
Alphabet, Inc. - Class A - Class A		14,000	3,403,400

Leisure Products - 1.5%
Mattel, Inc. (a)		55,000	925,650

Machinery - 3.3%
Chart Industries, Inc. (a)		2,700	540,405
IDEX Corp.		5,300	862,628
Illinois Tool Works Inc.		2,500	651,900
			2,054,933

Marine Transportation - 1.1%
Kirby Corp. (a)		8,000	667,600

Oil, Gas & Consumable Fuels - 6.5%
Devon Energy Corp.		25,000	876,500
Diamondback Energy Inc.		5,000	715,500
Expand Energy Corp.		8,500	903,040
Kinder Morgan, Inc.		27,500	778,525
Permian Resources Corp.		60,000	768,000
			4,041,565

Pharmaceuticals - 2.4%
Zoetis, Inc.		10,000	1,463,200

Professional Services - 3.9%
Broadridge Financial Solutions, Inc.		5,500	1,309,935
Verisk Analytics, Inc.		4,500	1,131,795
			2,441,730

Semiconductors & Semiconductor Equipment - 5.6%
NVIDIA Corp.		18,500	3,451,730

Software - 17.6%
Adobe, Inc. (a)		3,700	1,305,175
Microsoft Corp.		6,000	3,107,700
Oracle Corp.		11,000	3,093,640
Palo Alto Networks, Inc. (a)		7,000	1,425,340
Roper Technologies, Inc.		4,000	1,994,760
			10,926,615

Specialty Retail - 4.8%
Academy Sports & Outdoors, Inc.		27,500	1,375,550
Home Depot, Inc.		4,000	1,620,760
			2,996,310

Technology Hardware, Storage & Peripherals - 3.3%
Apple Inc.		8,000	2,037,040

Textiles, Apparel & Luxury Goods - 1.8%
Ralph Lauren Corp.		3,500	1,097,460
TOTAL COMMON STOCKS (Cost $28,601,085)			60,616,370

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 2.4%			Value
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Institutional Class, 4.06%(b)		1,494,576	1,494,576
TOTAL SHORT-TERM INVESTMENTS (Cost $1,494,576)			1,494,576

TOTAL INVESTMENTS - 100.0% (Cost $30,095,661)			62,110,946
Other Assets in Excess of Liabilities - 0.0% (c)			77
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$62,111,023
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

air Value Measurement Summary at September 30, 2025 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2025, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$60,616,370	$–	$–	$60,616,370
Short-Term Investments	1,494,576	–	–	1,494,576
Total Investments*	$62,110,946	$–	$–	$62,110,946

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Aquinas Catholic Equity Fund
Sector Classification
September 30, 2025 (Unaudited)

Sector:	% of Net Assets
Information Technology	32.6%
Materials	12.2%
Consumer Discretionary	12.1%
Industrials	11.2%
Health Care	7.3%
Energy	6.5%
Communication Services	5.5%
Financials	4.5%
Utilities	3.4%
Consumer Staples	2.3%
Cash & Others	2.4%
100%